Equity Incentive Plan - Summary of Information about Stock Options - Additional Information (Detail) - Stock Options and Stock Appreciation Rights [Member]	12 Months Ended
Dec. 31, 2017 $ / shares
22.22 to 33.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	$ 22.22
Exercise Price, Upper limit (in dollars per share)	33.56
33.57 to 42.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower limit (in dollars per share)	33.57
Exercise Price, Upper limit (in dollars per share)	$ 42.75